Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Profit after taxation	$ 11,143	$ 9,601	$ 14,324
Hedges:
Gains/(losses) taken to equity	346	(33)	95
(Gains)/losses transferred to the income statement	(392)	49	(148)
Loss transferred to initial carrying amount of hedged item			35
Tax recognised within other comprehensive income	14	(5)	5
Total items that may be reclassified subsequently to the income statement	(32)	11	(13)
Items that will not be reclassified to the income statement:
Re-measurement (losses)/gains on pension and medical schemes	(8)	41	(18)
Equity investments held at fair value	23	(30)	17
Tax recognised within other comprehensive income	3	(13)	7
Total items that will not be reclassified to the income statement	18	(2)	6
Total other comprehensive (loss)/income	(14)	9	(7)
Total comprehensive income	11,129	9,610	14,317
Attributable to non-controlling interests	2,119	1,708	1,400
Attributable to BHP shareholders	$ 9,010	$ 7,902	$ 12,917